Income Taxes (Details) - Schedule of Deferred Income Tax Assets and Liabilities ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Deferred tax assets:
Operating loss carryforward	¥ 117,072		¥ 96,173
Intangible assets, net	5,003		2,856
Less: valuation allowances	(81,340)		(78,627)
Total	40,735	$ 5,737	20,402
Deferred tax liabilities:
Fair value adjustments in relation to short-term investments	15,944		13,954
Estimated profit arising from future renewal commissions	91,428		59,271
PRC dividend withholding taxes	29,230		29,230
Identifiable intangible assets	12,549
Total	¥ 149,151		¥ 102,455